Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Provision [Abstract]
Disclosure of reconciliation of provision for closure and reclamation [Table Text Block]
	Maracás	Currais
	Menchen	Novos
	Mine	Tungsten	Total
Balance at December 31, 2020	$4,885	$482	$5,367
Changes in estimated cash flows and discount rates	(879)	11	(868)
Accretion	132	15	147
Effect of foreign exchange	(314)	(34)	(348)
Balance at December 31, 2021	$3,824	$474	$4,298
Changes in estimated cash flows and discount rates	(583)	(2)	(585)
Accretion	162	21	183
Effect of foreign exchange	261	33	294
Balance at December 31, 2022	$3,664	$526	$4,190